Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2019
Disposal groups classified as held for sale [member] | Infront Centro Produzione S.r.l [member]
Statement [Line Items]
Summary of major classes of assets and liabilities of disposal group
The assets and liabilities of ICP classified as held for sale as at December 31, 2019, are as follows:

2019
€
Assets
Property, plant and equipment	336
Right of use assets	4,985
Goodwill	270
Deferred tax assets	146
Other non-current assets	312
Trade and other receivables	1,617
Current contract assets	16
Income tax receivables	72
Cash and cash equivalents	273
Other current assets	98

Assets held for sale	8,125
Liabilities
Trade and other payables	1,251
Current lease liabilities	1,123
Current accrued expenses	431
Current contract liabilities	56
Non-current Lease liabilities	3,951
Other non-current liabilities	64
Long-term payroll payable	99

Liabilities directly associated with the assets held for sale	6,975

Net assets directly associated with disposal group	1,150